Net Loss per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Net Loss per Share	Net Loss per Share
Basic earnings per share is based on the weighted average number of shares of Class A common stock issued and outstanding. Diluted earnings per share is based on the weighted average number shares of Class A common stock issued and outstanding and the effect of all dilutive common stock equivalents and potentially dilutive share-based awards outstanding. There is no difference in the number of shares used to calculate basic and diluted shares outstanding due to our net loss position. The potentially dilutive securities that would be anti-dilutive due to our net loss are not included in the calculation of diluted net loss per share attributable to controlling interest.
The following is a reconciliation of the denominators of the basic and diluted per share computations for net loss (in thousands, except share and per share data):

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022
Net loss per share:
Numerator – basic and diluted:
Net loss from continuing operations	$(94,411)	$(153,653)	$(1,960,449)
Less: Net loss from continuing operations attributable to noncontrolling interest	(51,828)	(102,719)	(1,390,910)
Net loss from continuing operations attributable to Bakkt Holdings, Inc.	$(42,583)	$(50,934)	$(569,539)

Net loss from discontinued operations, net of tax	$(9,036)	$(72,159)	$(29,485)
Less: Net loss from discontinued operations attributable to noncontrolling interest	(4,960)	(48,239)	(20,919)
Net loss from discontinued operations attributable to Bakkt Holdings, Inc.	$(4,076)	$(23,920)	$(8,566)

Net loss attributable to Bakkt Holdings, Inc.	$(46,659)	$(74,854)	$(578,105)

Denominator – basic and diluted:
Weighted average shares outstanding – basic	5,855,083	3,563,333	2,846,719
Weighted average shares outstanding – diluted	5,855,083	3,563,333	2,846,719

Basic loss per share attributable to Bakkt Holdings, Inc.
Continuing operations	$(7.27)	$(14.29)	$(200.07)
Discontinued operations	$(0.70)	$(6.72)	$(3.01)
Total basic net loss per share attributable to Bakkt Holdings Inc.	$(7.97)	$(21.01)	$(203.08)

Diluted loss per share attributable to Bakkt Holdings, Inc.
Continuing operations	$(7.27)	$(14.29)	$(200.07)
Discontinued operations	$(0.70)	$(6.72)	$(3.01)
Total basic net loss per share attributable to Bakkt Holdings Inc.	$(7.97)	$(21.01)	$(203.08)
Potential common shares issuable to employees or directors upon exercise or conversion of shares under our share-based and unit-based compensation plans and upon exercise of warrants are excluded from the computation of diluted earnings per common share when the effect would be anti-dilutive.
No shares that are contingently issuable as part of the Bakkt Crypto acquisition have been included in the calculation of diluted EPS as no amounts are payable as of December 31, 2024. The following table summarizes the total potential common shares excluded from diluted loss per common share as their effect would be anti-dilutive (in thousands):

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022
RSUs and PSUs	1,421	521	551
Public warrants	286	286	286
Opco warrants	—	32	32
Class 1 and Class 2 warrants	2,018	—	—
Opco unvested incentive units	—	—	89
Opco common units	7,178	7,200	7,250
Total	10,903	8,039	8,208